Available-for-Sale-Financial Assets	12 Months Ended
Dec. 31, 2017
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Available-for-Sale-Financial Assets

NOTE 10. AVAILABLE—FOR—SALE—FINANCIAL ASSETS

a.	On January 1, 2016, PEMEX had a total of 20,724,331 shares of Repsol valued at Ps. 3,944,696, which represented approximately 1.48% of Repsol’s share capital.

On January 15, 2016, PMI HBV received 942,015 new Repsol shares valued at Ps. 188,490 as an in-kind dividend that was declared on December 31, 2015.

On June 13, 2016, Repsol declared flexible dividends to its shareholders, of which PMI HBV received 555,547 new Repsol shares as an in-kind dividend on July 18, 2016, valued at Ps. 128,051.

Since the 1,497,562 new Repsol shares were received as an in-kind dividend during 2016, they were not included in the loan agreement obtained by PMI HBV in August 2015 and these shares are presented as short-term available-for-sale financial assets amounting to Ps. 435,556. These shares were sold in January 2017.

On December 14, 2016, Repsol declared flexible dividends to its shareholders, of which PMI HBV received 584,786 new Repsol shares as an in-kind dividend in January 23, 2017. This amount was recognized as an account receivable of Ps.165,346 as of December 31, 2016.

As of December 31, 2016, the investment in 20,724,331 shares of Repsol held by PMI HBV was valued at Ps. 6,027,540. These shares are presented under non-current assets. The effect of the valuation on the investment at fair value was recorded in other comprehensive result in the consolidated statement of changes in equity (deficit) as a profit of Ps. 207,817 at December 31, 2016.

On January 24, 2017 and January 25, 2017, PMI HBV sold a total of 2,082,348 Repsol shares at an average price of € 14.17 per share, for a total amount of Ps. 684,029. These shares were not included as collateral on the loan agreement.

On June 7, 2017, Repsol declared flexible dividends to its shareholders, of which PMI HBV received 609,539 new Repsol shares as an in-kind dividend on July 13, 2017. This amount was recognized as an account receivable of Ps. 180,729.

On October 26, 2017, PMI HBV sold 21,333,870 Repsol shares for a total amount of Ps. 7,342,807 pursuant to a share forward transaction with Credit Agricole CIB. This sale, together with the sale on January 24 and 25, 2017, resulted in a total loss of Ps. 3,523,748.

As a result of the above, PEMEX does not have an equity interest in Repsol as of December 31, 2017. The 2016 balance allocated in other comprehensive income for Ps. 5,564,130 was transferred to the results of the year.

b.	As of December 31, 2016, due to the loss of significant influence in TAG Norte Holding, S. de R. L. de C. V. and TAG Pipelines Sur, S. de R. L. de C. V., these companies were valued at fair value and are presented as short-term available-for-sale financial assets in the amount of Ps.2,417,123.

As of December 31, 2017, PEMEX is in the process of selling its shares of TAG Norte Holding, S. de R.L. de C.V. and TAG Pipeline Sur, S. de R.L. de C.V. These shares have been classified as available-for-sale-financial-assets and have been valued at their net realizable value, which as of December 31, 2017 has resulted in a negative value that has been recognized in the profit or loss at the end of the year. As of the date of these consolidated financial statements, PEMEX is in the process of selling these shares. As of December 31, 2017, available-for-sale current non-financial assets amounted Ps. 1,056,918.